FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS [Abstract]
Income from Financial Assets Designated at Fair Value Through Profit or Loss
The profit resulting from these assets is shown in “Net premiums earned” in the consolidated statement of income. The composition of the generated returns is presented below:

	2021	2020
	S/(000)	S/(000)

Net profit on sale and fluctuations of financial investments	44,763	106,366
Dividends, interests and others	9,900	9,261
Total	54,663	115,627